Warrants	9 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Warrants
(10)	Warrants

As of December 31, 2014 and December 31, 2015, the Company had warrants outstanding that allow the holders to purchase shares of the Company’s Series G Preferred Stock. In May 2016, the warrants were amended such that the warrants became immediately exercisable into shares of the Company’s common stock. Concurrent with such amendment, the holders of the outstanding warrants elected to net exercise the warrants, and the Company issued an aggregate of 127,143 shares of common stock. No warrants were outstanding at September 30, 2016.

Warrants outstanding at December 31, 2014, December 31, 2015, and September 30, 2016 (unaudited) are summarized as follows:

	December 31, 2014
	Number of Warrants Outstanding	Issuance Date	Expiration Dates	Exercise Price(s)	Common Share Equivalent if Exercised and Converted
Shares:
Series G preferred redeemable convertible stock	8,099,723	April 2010 through September 2012	Various through September 2016	$1.04	809,972

	December 31, 2015
	Number of Warrants Outstanding	Issuance Date	Expiration Dates	Exercise Price(s)	Common Share Equivalent if Exercised and Converted
Shares:
Series G preferred redeemable convertible stock	7,883,377	April 2010 through September 2012	Various through September 2017	$1.04	788,338

As the Series G Preferred Stock was redeemable at the option of the Series G preferred stockholders, the Company had determined the warrants for Series G Preferred Stock should be classified as liabilities and adjusted to fair value at each reporting date. The fair value of the warrants was estimated using a combination of an option-pricing model and current value model under the probability-weighted return method, using significant unobservable inputs (Level 3 inputs) including: management’s cash flow projections; probability and timing of potential liquidity scenarios; weighted-average cost of capital that included the addition of a company specific risk premium to account for uncertainty associated with the Company achieving future cash flows; selection of appropriate market comparable transactions and multiples; expected volatility; and risk-free rate. The Company used a combination of discounted cash flow, guideline public company and market transaction valuation techniques in estimating the fair value of the warrant liability at each reporting date. The discount rates used were 19%, 21% and 20% at December 31, 2014, 2015 and May 24, 2016 (unaudited), respectively. The fair value of the warrants was $809,974, $709,504 and $249,215 as of December 31, 2014 and 2015 and May 24, 2016 (unaudited), respectively.

On April 2, 2015, the Company and certain holders of the warrants to purchase Series G Preferred Stock adopted an amendment to extend the exercise period for the holders of all outstanding warrants to purchase Series G Preferred Stock by one year, which resulted in incremental expense of $343,446 during the year ended December 31, 2015.